UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2009
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   February 19, 2009


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   56

Form 13F Information Table Value Total:   $17203
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Evergreen Instl. Money Mkt. Fd MFUND            300250602       12 12000.000SH       SOLE                12000.000
3M Company                     COM              88579Y101      292     5880 SH       SOLE                     5880
A.J. Gallagher                 COM              363576109      273    16065 SH       SOLE                    16065
Alexander & Baldwin            COM              014482103      236    12390 SH       SOLE                    12390
American Express               COM              025816109      140    10300 SH       SOLE                    10300
Amgen Inc.                     COM              031162100      604    12200 SH       SOLE                    12200
Avon Products Inc.             COM              054303102      340    17660 SH       SOLE                    17660
BHP Billiton Ltd.              COM              088606108      263     5900 SH       SOLE                     5900
Brown-Forman Cl. B             COM              115637209      303     7796 SH       SOLE                     7796
CVS Caremark Corp.             COM              126650100      344    12497 SH       SOLE                    12497
Cisco Systems Inc.             COM              17275R102      222    13260 SH       SOLE                    13260
Colgate-Palmolive              COM              194162103      402     6815 SH       SOLE                     6815
ConocoPhillips                 COM              20825C104      256     6527 SH       SOLE                     6527
Diageo PLC                     COM              25243Q205      242     5415 SH       SOLE                     5415
DuPont (E.I.)                  COM              263534109      427    19142 SH       SOLE                    19142
Duke Energy                    COM              26441C105      262    18287 SH       SOLE                    18287
Exxon Mobil Corp.              COM              30231G102     1094    16071 SH       SOLE                    16071
General Dynamics               COM              369550108      237     5705 SH       SOLE                     5705
General Electric               COM              369604103      202    19980 SH       SOLE                    19980
Genuine Parts Co.              COM              372460105      282     9445 SH       SOLE                     9445
Gruma S.A.B. de C.V.           COM              400131306       27    18480 SH       SOLE                    18480
Heinz (H.J.)                   COM              423074103      239     7240 SH       SOLE                     7240
Herley Industries              COM              427398102      154    12900 SH       SOLE                    12900
Hewlett-Packard Co.            COM              428236103      241     7526 SH       SOLE                     7526
Home Depot Inc.                COM              437076102      325    13783 SH       SOLE                    13783
Int'l Business Machines        COM              459200101      213     2201 SH       SOLE                     2201
Int'l Game Tech.               COM              459902102      133    14395 SH       SOLE                    14395
Intel Corp.                    COM              458140100      206    13725 SH       SOLE                    13725
Johnson & Johnson              COM              478160104      906    17215 SH       SOLE                    17215
Kinder Morgan Mgmt             COM              49455U100      224     5484 SH       SOLE                     5484
Mattel Inc.                    COM              577081102      195    16880 SH       SOLE                    16880
Medtronic Inc.                 COM              585055106      272     9230 SH       SOLE                     9230
Met-Pro Corp.                  COM              590876306       93    11407 SH       SOLE                    11407
Microsoft Corp.                COM              594918104      645    35108 SH       SOLE                    35108
Monsanto Co.                   COM              61166W101      393     4730 SH       SOLE                     4730
NY Cmnty Bancorp               COM              649445103      171    15340 SH       SOLE                    15340
Natl. Penn Bancshares          COM              637138108      165    19930 SH       SOLE                    19930
Nokia Corp ADR                 COM              654902204      163    14010 SH       SOLE                    14010
Novartis AG                    COM              66987V109      318     8405 SH       SOLE                     8405
PepsiCo Inc.                   COM              713448108      548    10644 SH       SOLE                    10644
Pfizer Inc.                    COM              717081103      414    30428 SH       SOLE                    30428
Philip Morris Intl.            COM              718172109      350     9845 SH       SOLE                     9845
Procter & Gamble               COM              742718109      560    11885 SH       SOLE                    11885
QUALCOMM Inc.                  COM              747525103      277     7131 SH       SOLE                     7131
Regal Entertainment            COM              758766109      153    11405 SH       SOLE                    11405
Spectra Energy                 COM              847560109      321    22710 SH       SOLE                    22710
TechTeam Global                COM              878311109       81    16655 SH       SOLE                    16655
Telecom New Zealand            COM              879278208      103    15858 SH       SOLE                    15858
United Technologies            COM              913017109      354     8227 SH       SOLE                     8227
Verizon Communications         COM              92343V104      694    22995 SH       SOLE                    22995
Vulcan Materials               COM              929160109      290     6540 SH       SOLE                     6540
Wal-Mart Stores                COM              931142103      580    11130 SH       SOLE                    11130
Wells Fargo & Co.              COM              949746101      225    15790 SH       SOLE                    15790
Western Union                  COM              959802109      263    20955 SH       SOLE                    20955
iShares S&P 500 Index          COM              464287200      209     2620 SH       SOLE                     2620
Schering-Plough, 6.00% Mandato                  806605705      262     1245 SH       SOLE                     1245